Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended June 30,
	2019	2018	2017
	%	%	%
Hong Kong Statutory income tax rate	16.5	16.5	16.5
Income not generated in Hong Kong	(8.9)	(15.3)	(15.4)
China statutory income tax rate	25.0	25.0	25.0
Effect of PRC preferential tax rate and tax holidays	(10.0)	(8.3)	(9.3)
Non-deductible permanent difference	0.7	(1.8)	(1.6)
Research and development tax credit	(2.0)	(0.9)	(0.1)
Effective tax rate	21.3	15.2	15.1

Schedule of Components of Income Tax Expense (Benefit)

The provision for income tax consists of the following:

	For the years ended June 30,
	2019	2018	2017
Current income tax provision	$614,622	$938,119	$889,799
Deferred income tax provision (benefit)	(234,326)	(12,747)	53,398
Total income tax expense	$380,296	$925,372	$943,197

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and deferred tax liability as of June 30, 2019 and 2018 consist of the following:

	June 30, 2019	June 30, 2018
Deferred tax assets:
Net operating losses	$234,319	$24,717
Inventory and accounts receivable reserves	21,137	-
	$255,456	$24,717

Deferred tax liability
Inventory and accounts receivable reserves	-	(2,420)
Deferred tax assets (liability) - net	$255,456	$22,297

Schedule of Taxes Payable

The Company’s taxes payable consists of the following:

	June 30, 2019	June 30, 2018

Corporate income tax payable	2,907,079	2,416,098
Other tax payable	2,018	5,205
Total taxes payable	$2,909,097	$2,421,303